Note 4 - Accrued Liabilities (Details) - Accrued Liabilities (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Accrued Liabilities [Abstract]
Accrued professional fees	$ 269	$ 117		$ 15
Accrued clinical trial costs	126
Accrued vacation	97	86		81
Accrued payroll and other related expenses	45
Accrued interest	14			237
Other accruals	32	20		21
Total accrued liabilities	$ 583	$ 223	[1]	$ 516

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited financial statements as of that date.